LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of finance lease liabilities [Abstract]
Schedule of Carrying Values of Finance Lease Liabilities
Lease liabilities are payable as follows:

	December 31, 2020 US$’000	December 31, 2019 US$’000
Current liabilities
Lease liabilities related to Right of Use assets	2,054	2,156
Sale and leaseback liabilities	99	248

	2,153	2,404

Non-Current liabilities
Lease liabilities related to Right of Use assets	16,407	17,474

Sale and leaseback liabilities	181	271
	16,588	17,745

Schedule of Finance Lease Liabilities Payable
	December 31, 2020 US$’000			December 31, 2020 US$’000
	Lease liabilities related to Right of Use assets			Sale and leaseback liabilities
	Minimum lease payments	Interest	Principal	Minimum lease payments	Interest	Principal
Less than one year	2,877	823	2,054	111	12	99
In more than one year, but not more than two	2,644	730	1,914	111	7	104
In more than two years but not more than five	6,621	1,765	4,856	79	2	77
more than five years	11,389	1,752	9,637	-	-	-

	23,531	5,070	18,461	301	21	280

	December 31, 2019 US$’000			December 31, 2019 US$’000
	Lease liabilities related to Right of Use assets			Sale and leaseback liabilities
	Minimum lease payments	Interest	Principal	Minimum lease payments	Interest	Principal
Less than one year	3,017	861	2,156	267	19	248
In more than one year, but not more than two	2,787	775	2,012	107	12	95
In more than two years but not more than five	6,700	1,861	4,840	185	9	176
more than five years	12,748	2,126	10,622	-	-	-

	25,252	5,263	19,630	559	40	519

Schedule of Reconciliation of Operating Lease Commitments
The reconciliation of operating lease commitments at December 31, 2018 to the additional lease liabilities recognized on the initial application of IFRS 16 at January 1, 2019 is as follows:

US$000

Operating Lease commitments at December, 31, 2018 (Note 27)	27,342
Relief option for short term leases	(130)
Relief option for low value assets	-
Effect of assumed probable lease extension in adoption of IFRS 16	573
Other	(149)

Gross lease liabilities at January 1, 2019	27,636
Discounting	(6,451)

Additional Lease liabilities as a result of the initial application of IFRS 16 at January 1, 2019	21,185

Schedule of Lease Payments Not Recognised as Liability
The expense relating to payments not included in the measurement of the lease liability is as follows:

	December 31, 2020	December 31, 2019
	US$000	US$000
Short term leases	-	130
Leases of low value assets	-	-
Variable lease payments	-	-
	-	130

Schedule of Outstanding Interest Bearing Loans and Borrowings
The terms and conditions of outstanding interest bearing loans and borrowings at December 31, 2020 are as follows:

Facility	Currency	Nominal interest rate	Year of maturity	Fair Value	Carrying Value
Sale and leaseback liabilities	Euro	4.53%	2023	106	106
Sale and leaseback liabilities	USD	5.51%	2023	174	174

Total interest-bearing loans and borrowings				280	280

The terms and conditions of outstanding interest bearing loans and borrowings at December 31, 2019 are as follows:

Facility	Currency	Nominal interest rate	Year of maturity	Fair Value	Carrying Value
Sale and leaseback liabilities	Euro	4.53%	2023	286	286
Sale and leaseback liabilities	USD	5.51%	2023	233	233

Total interest-bearing loans and borrowings				519	519